LEASES - Leases recognized in consolidated statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts of the right-of-use assets and lease liabilities
Right-of-use depreciation expenses included in cost of goods sold	$ 2.1	$ 1.7	$ 2.6
Right-of-use depreciation expenses included in operating expenses	85.3	71.5	71.4
Rent expenses relating to short-term leases	7.2	4.1	3.4
Rent expenses relating to leases of low-value assets, excluding short-term lease of low-value assets	2.2	0.9	0.6
Rent expenses for variable leases	4.5	15.7	11.7
Covid-19 rent concessions	0.0	(0.2)	(1.8)
Operating profit	(101.3)	(93.7)	(87.9)
Interest cost on lease liabilities	12.2	8.5	9.1
Total rent expense of non-cancellable leases recognized in the consolidated statement of loss	$ 18.1	$ 17.5	$ 15.7